Fair Value Measurement- Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended				9 Months Ended
	Jul. 31, 2021 CAD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)	Jul. 31, 2020 CAD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2020 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		$ 21		$ 105
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 82	76	$ 2,153
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	4,473	578		972
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period				0
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	5	14		$ 14	$ 38	$ 56
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		$ 69
Changes in observability in the inputs [Member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 0